Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts Receivable (Details) [Line Items]
Accounts receivable	$ (484,790)
Subscription receivable	(90,000)
Trade receivable	$ 484,790
Accounts receivable description	The factor advances funds to the Company at 90% of accounts receivable factored. The outstanding balance bears a daily interest rate of 0.05%. As of December 31, 2020, 100% of the monies owed were collected by the Company and the factoring agent under the terms of the Factor Agreement. The Company expenses the fees and interest charged by the factoring agent as a loss on factoring within its financial statements, which totaled $50,306 during the twelve month period ended December 31, 2020.
GST [Member]
Accounts Receivable (Details) [Line Items]
Accounts receivable	$ (29,080)